PARNASSUS CORE EQUITY FUND
Portfolio of Investments as of September 30, 2023 (unaudited)

Equities			Shares	Market Value ($)

Banks (2.9%)
Bank of America Corp.			26,787,153	733,432,249

Biotechnology (2.4%)
Gilead Sciences Inc.			8,253,708	618,532,878

Capital Markets (8.2%)
CME Group Inc., Class A			4,257,792	852,495,114
Intercontinental Exchange Inc.			5,500,486	605,163,470
S&P Global Inc.			1,715,456	626,844,777
				2,084,503,361

Chemicals (6.7%)
Linde plc			2,278,249	848,306,015
Nutrien Ltd.			6,638,566	409,997,836
The Sherwin-Williams Co.			1,767,608	450,828,421
				1,709,132,272

Commercial Services & Supplies (2.3%)
Waste Management Inc.			3,879,636	591,411,712

Containers & Packaging (2.3%)
Ball Corp. Ω			11,532,631	574,094,371

Diversified Financial Services (2.4%)
Fiserv Inc. θ			5,474,730	618,425,501

Food & Staples Retailing (4.0%)
Costco Wholesale Corp.			1,038,333	586,616,612
Sysco Corp.			6,705,845	442,921,062
				1,029,537,674

Food Products (1.7%)
Mondelez International Inc., Class A			6,450,838	447,688,157

Health Care Equipment & Supplies (1.9%)
Becton, Dickinson and Co.			1,897,196	490,482,082

Health Care Providers & Services (2.2%)
The Cigna Group			1,940,500	555,118,835

Hotels Restaurants & Leisure (1.5%)
Marriott International Inc. Ω			1,980,095	389,207,473

Household Durables (1.0%)
D.R. Horton Inc.			2,484,856	267,047,474

Household Products (2.0%)
The Procter & Gamble Co.			3,583,058	522,624,840

Insurance (2.6%)
Marsh & McLennan Co., Inc.			3,440,540	654,734,762

Interactive Media & Services (5.4%)
Alphabet Inc., Class A θ			10,597,522	1,386,791,729

IT Services (3.5%)
Mastercard Inc., Class A			2,224,027	880,514,530

Life Sciences Tools & Services (4.3%)
Danaher Corp.			2,327,870	577,544,547
Thermo Fisher Scientific Inc.			1,006,492	509,456,056
				1,087,000,603

Machinery (3.4%)
Deere & Co.			2,319,382	875,288,379

Media (1.6%)
Charter Communications Inc., Class A θ			934,767	411,129,222

Pharmaceuticals (2.2%)
Roche Holding AG, ADR			16,323,253	553,847,974

Professional Services (1.6%)
Verisk Analytics Inc.			1,779,309	420,343,958

Road & Rail (1.3%)
Canadian Pacific Kansas City Ltd.			4,544,312	338,142,256

Semiconductors & Semiconductor Equipment (7.6%)
Applied Materials Inc.			3,604,580	499,054,101
Intel Corp.			16,072,226	571,367,634
NVIDIA Corp.			1,125,448	489,558,626
Texas Instruments Inc.			2,443,728	388,577,189
				1,948,557,550

Software (17.7%)
Adobe Inc. θ			1,397,560	712,615,844
Intuit Inc.			489,731	250,223,157
Microsoft Corp.			5,164,364	1,630,647,933
Oracle Corp.			9,029,345	956,388,222
Salesforce Inc. θ			4,797,706	972,878,823
				4,522,753,979

Specialty Retail (1.5%)
Autozone Inc. θ			149,570	379,906,304

Technology Hardware, Storage & Peripherals (4.5%)
Apple Inc.			6,657,763	1,139,875,603

Total investment in equities (98.8%)
(cost $20,489,113,964)				$25,230,125,728.00

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Certificates of Deposit (0.0%) α
Citizens Trust Bank	0.05%	01/14/2024	250,000	$247,096.00
Community Vision Capital & Consulting	0.25%	[$-10464]01/31/2024;@	250,000	$244,945.00
Self-Help Federal Credit Union	1.50%	10/16/2023	250,000	$249,562.00
Self-Help Federal Credit Union	3.56%	02/17/2024	1,000,000	$984,658.00
				$1,726,261.00

Certificates of Deposit Account Registry Service (0.0%) α
CDARS agreement with Beneficial State Bank, dated 03/16/2023 Participating depository institutions: Capitol National Bank, par 236,500; Citizen Bank & Trust Co., par 236,500; Farmers and Merchants Union Bank, par 20,952; First State Bank, par 236,500; First United Bank, par 236,500; Security First Bank, par 118,500; The Fairfield National Bank, par 205,048; United Mississippi Bank, par 236,500; Vision Bank, National Association, par 236,500; Waumandee State Bank, par 236,500; (cost $1,963,516)	4.00%	[$-10464]03/14/2024;@	2,000,000	$1,963,516.00

Community Development Loans (0.0%) α
BlueHub Loan Fund Inc.	1.00%	[$-10464]04/15/2024;@	900,000	$870,787.00
BlueHub Loan Fund Inc.	1.00%	[$-10464]04/15/2024;@	100,000	$96,754.00
New Hampshire Community Loan Fund Inc.	1.00%	[$-10464]07/31/2024;@	500,000	$475,000.00
Root Capital Inc.	1.00%	[$-10464]02/01/2024;@	200,000	$195,923.00
Vermont Community Loan Fund Inc.	2.00%	[$-10464]04/15/2024;@	100,000	$96,754.00
				$1,735,218.00

Time Deposits (1.3%)
Citibank, New York	4.68%	[$-10464]10/02/2023;@		$149,055,162.00
JPMorgan Chase, New York	4.68%	[$-10464]10/02/2023;@		$64,192,425.00
Royal Bank of Canada, Toronto	4.68%	[$-10464]10/02/2023;@		$17,595,006.00
Sumitomo, Tokyo	4.68%	[$-10464]10/02/2023;@		$87,816,349.00
				$318,658,942.00

Total short-term securities (1.3%)
(cost $324,083,937)				$324,083,937.38

Total securities (100.1%)
(cost $20,813,197,901)				$25,554,209,665.00

Other assets and liabilities (-0.1%)				-$24,202,910.00

Total net assets (100.0%)				25,530,006,755

Ω Fund ownership consists of 5% or more of the shares outstanding of the Affiliated Issuer, as defined under the
Investment Securities Act of 1940.

θ This security is non-income producing.

α Market value adjustments have been applied to these securities to reflect potential early withdrawal.
Such securities has been classified as level 3.

plc Public Limited Company

AG Aktiengesellschaft

ADR American Depositary Receipt